Subsequent Events (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended	6 Months Ended
	Jul. 30, 2026	Jul. 27, 2026	Jul. 15, 2026	Jul. 10, 2026	Jul. 08, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Subsequent Event [Line Items]
Preferred Stock, Dividends per share							$ 1.109375	$ 1.109375
Return of capital from equity method investment							$ 3,675	$ 3,505
Equity participation funding							8,539	40,295
Proceeds from sale of equity securities							$ 3,642	$ 0
Common Stock [Member]
Subsequent Event [Line Items]
Number of restricted awards							7,750,000	2,000,000
Genco Shipping And Trading [Member]
Subsequent Event [Line Items]
Gain on sale of equity securities						$ 291
Number of shares owned						6,264,548	6,264,548		6,413,151
Number of shares sold						148,603
Series C Convertible Preferred Stock [Member] | OceanPal [Member]
Subsequent Event [Line Items]
Proceeds from sale of equity securities	$ 290
Preferred Stock, Shares Issued						207	207		207
Gain on sale of equity securities	$ 110
Number of shares sold	207
Subsequent Events [Member]
Subsequent Event [Line Items]
Dividends payable amount per share	$ 0.01
Advance for vessels under construction					$ 4,600
Subsequent Events [Member] | Ecogas Holdings AS [Member]
Subsequent Event [Line Items]
Equity participation funding					$ 2,740
Subsequent Events [Member] | Bergen Joint Venture [Member]
Subsequent Event [Line Items]
Dividend received from equity method investment				$ 375
Subsequent Events [Member] | Diana Wilhelmsen Management Limited [Member]
Subsequent Event [Line Items]
Loan amount		$ 250
Subsequent Events [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends per share			$ 0.5546875
Dividends, Preferred Stock			$ 1,442